Risk management - Trading Market Risk - VaR Risks and Results (Details) - MXN ($) $ in Millions	6 Months Ended						12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Main market risk metric
Total VaR	$ 74						$ 74
Minimum
Main market risk metric
Total VaR	26						26
Weighted average
Main market risk metric
Total VaR	66						66
Maximum
Main market risk metric
Total VaR	114						114
Trading market risk
Main market risk metric
Average daily Total VaR	75	$ 57	$ 121	$ 123	$ 93	$ 97	66	$ 122	$ 95	$ 77
Total VaR	74		69		129		74	69	129
Increase (decrease) in Total VaR							(56)
Risk assumption profile, limit							256		245
Trading market risk | Minimum
Main market risk metric
Average daily Total VaR			69		58
Total VaR	42						42
Trading market risk | Weighted average
Main market risk metric
Increase (decrease) in Total VaR								27	19
Trading market risk | Maximum
Main market risk metric
Average daily Total VaR			$ 398		$ 138
Total VaR	$ 101						101
Risk assumption profile, limit							301
Interest rate risk
Main market risk metric
Average daily Total VaR							43	110	96	71
Interest rate risk | Weighted average
Main market risk metric
Average daily Total VaR									96
Equity price risk
Main market risk metric
Average daily Total VaR							3	6	5	4
Currency risk
Main market risk metric
Average daily Total VaR							$ 41	$ 48	$ 51	$ 17